UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                       Name: J. Michael Barron
                      Title: Chief Executive Officer
                      Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


       /s/ J. Michael Barron           Exton, PA         October 11, 2005
      -----------------------      -----------------    ------------------
         J. Michael Barron            City, State              Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:         0

        Form 13F Information Table Entry Total:    61

        Form 13F Information Table Value Total:    $577,217 (thousands)

        List of Other Included Managers:           NONE




























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

                           FORM 13F INFORMATION TABLE

FORM 13-F 9/30/05
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT



                                                     FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameren Corp                    COM              023608102      214     4000 SH       OTHER                    4000
Bank of America Corp.          COM              060505104    17087   405862 SH       SOLE                   405862
                                                               328     7795 SH       OTHER                    7795
Bristol-Myers Squibb           COM              110122108     1813    75350 SH       OTHER                   75350
Caremark RX                    COM              141705103      516    10325 SH       SOLE                    10325
Carnival Corp                  COM              143658300    18478   369705 SH       SOLE                   369705
                                                               199     3975 SH       OTHER                    3975
Centex Corporation             COM              152312104      969    15000 SH       SOLE                    15000
Cephalon Inc.                  COM              156708109    24250   522397 SH       SOLE                   522397
                                                               357     7695 SH       OTHER                    7695
Chesapeake Energy              COM              165167107    38549  1007819 SH       SOLE                  1007819
                                                              1145    29945 SH       OTHER                   29945
Comcast Class A Special        COM              20030N200    21184   736082 SH       SOLE                   736082
                                                               229     7940 SH       OTHER                    7940
ConocoPhillips                 COM              20825C104    21971   314271 SH       SOLE                   314271
                                                               429     6140 SH       OTHER                    6140
Covance Inc.                   COM              222816100    24976   520432 SH       SOLE                   520432
                                                               356     7425 SH       OTHER                    7425
Danaher Corporation            COM              235851102    23260   432098 SH       SOLE                   432098
                                                               384     7130 SH       OTHER                    7130
Diageo                         COM              25243Q205    21162   364793 SH       SOLE                   364793
                                                               305     5250 SH       OTHER                    5250
Dun & Bradstreet Corp          COM              26483E100    16555   251328 SH       SOLE                   251328
                                                               133     2025 SH       OTHER                    2025
Edwards Lifesciences           COM              28176E108    19666   442820 SH       SOLE                   442820
                                                               330     7430 SH       OTHER                    7430
Express Scripts Inc            COM              302182100      622    10000 SH       SOLE                    10000
Lennar Corp                    COM              526057104    20470   342530 SH       SOLE                   342530
                                                               319     5335 SH       OTHER                    5335
Linear Technology Cor          COM              535678106    18518   492629 SH       SOLE                   492629
                                                               243     6472 SH       OTHER                    6472
Lowes Companies Inc.           COM              548661107    20981   325795 SH       SOLE                   325795
                                                               291     4520 SH       OTHER                    4520
McGraw-Hill Companies          COM              580645109    18915   393725 SH       SOLE                   393725
                                                               205     4270 SH       OTHER                    4270
Medco Health Solutions Inc     COM              58405U102      386     7048 SH       SOLE                     7048
Pharmaceutical Product Dev Inc COM              717124101    30055   522608 SH       SOLE                   522608
                                                               456     7925 SH       OTHER                    7925
Praxair Inc.                   COM              74005P104    18992   396243 SH       SOLE                   396243
                                                               227     4735 SH       OTHER                    4735
Pulte Homes, Inc.              COM              745867101    21012   489570 SH       SOLE                   489570
                                                               314     7310 SH       OTHER                    7310
Rockwell Automation            COM              773903109    23099   436647 SH       SOLE                   436647
                                                               316     5965 SH       OTHER                    5965
Roper Industries Inc           COM              776696106      589    15000 SH       SOLE                    15000
San Juan Basin Royalt          COM              798241105      122     2500 SH       SOLE                     2500
                                                                85     1750 SH       OTHER                    1750
Sanofi-Aventis                 COM              80105N105    26631   640940 SH       SOLE                   640940
                                                               396     9535 SH       OTHER                    9535
St. Joe Company                COM              790148100    29894   478690 SH       SOLE                   478690
                                                              1155    18495 SH       OTHER                   18495
St. Paul Travelers             COM              792860108    10285   229216 SH       SOLE                   229216
                                                               149     3320 SH       OTHER                    3320
Total SA                       COM              89151E109    25202   185556 SH       SOLE                   185556
                                                               316     2330 SH       OTHER                    2330
UnitedHealth Group In          COM              91324P102    28206   501885 SH       SOLE                   501885
                                                               388     6900 SH       OTHER                    6900
Walgreen Company               COM              931422109     2477    57000 SH       OTHER                   57000
Wyeth                          COM              983024100     4025    87000 SH       OTHER                   87000
XTO Energy Inc                 COM              98385X106    16757   369747 SH       SOLE                   369747
                                                               276     6089 SH       OTHER                    6089


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